Other liabilities	12 Months Ended
Dec. 31, 2019
Other liabilities.
Other liabilities

20. Other liabilities

	December 31
	2019	2018

Accounts payable to commercial establishments (*)	80,411	2,215
Interest on prepayment for assignment of receivables (*)	5,207	—
Advance of clients	1,590	1,420
Post-employment benefit (*)	1,311	1,210
Installment payment of taxes and contribution	619	—
Other (**)	5,307	5,462
	94,445	10,307

Current liabilities	89,576	7,979
Non-current liabilities	4,869	2,328

The total amounts of current and non-current liabilities presented include R$ 85,702  (R$ 2,215 as of December 31, 2018) related to Linx Pay Meios de Pagamento Ltda.

(*)  Amounts related to the transaction of Linx Pay (beginning of operations in September 2018)

(**) Changes arising from the change in the number of eligible participants, monetary updating of medical costs and updating of the set of actuarial assumptions.

(***) It substantially corresponds to other Napse’s liabilities in the amount of R$3,584 (R$4,603 as of December 31, 2018).